UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

March 31, 2008
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND Schedule of Investments March 31, 2008 (Unaudited)
	Shares	Value

COMMON STOCKS: 3.4%

Cigarettes: 2.6%		$101,892
Altria Group, Inc.	1,400	31,080
Philip Morris International, Inc.	1,400	70,812

Total Common Stocks (Identified Cost $45,598)		$101,892

TOTAL INVESTMENTS: 3.4% (Identified Cost $45,598)		$101,892

Cash & Equivalents: 1.0%*		$29,907
Other Assets & Liabilities, Net: 95.6%**		$2,836,355

NET ASSETS: 100.0%		$2,968,154

*	Non-restricted collateralized interest-earning bank account deposit

**	Other Assets & Liabilities Net
	Other Assets
	Accrued Interest	352
	Securities Sold	2,946,943
	Dividends	4,698
	Pre-Paid Expenses	14,168
	Total Other Assets	2,966,161
	Other Liabilities
	Advisor Fee Payable	-1,269
	Fund Shares Redeemed	-120,547
	Accumulated Expense	-7,990
	Total Other Liabilities	-129,806

C/GROWTH STOCK FUND Schedule of Investments March 31, 2008 (Unaudited)
Value
Cash & Equivalents: 3.6%*	$62,876
Other Assets & Liabilities, Net: 96.4%**	$1,669,300

NET ASSETS: 100.0%	$1,732,176

*	Non-restricted collateralized interest-earning bank account deposit

**	Other Assets & Liabilities Net
	Other Assets
	Accrued Interest	151
	Securities Sold	1,666,193
	Dividends	110
	Pre-Paid Expenses	8100
	Total Other Assets	1,674,554
	Other Liabilities
	Advisor Fee Payable	-709
	Accumulated Expense	-4,545
	Total Other Liabilities	-5,254

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	May 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	May 1, 2008

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.